Stockholders' Equity (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 26, 2014	Mar. 21, 2014	Mar. 26, 2014	May 11, 2014	May 12, 2014	Sep. 25, 2013	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0
Stock Issued During Period, Value, Stock Options Exercised			$ 1,028,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 0	$ 4.79	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			1,593,000
Allocated Share-based Compensation Expense	133,000	0	332,000	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,261,000		1,261,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			332,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 6.37
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 9.0625
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Preferred Stock, Shares Authorized	500,000		500,000		500,000	500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	4,804,290		4,804,290		4,650,000	2,000,000
Gross Proceeds From Issuance Of Common Stock And Warrants			1,117,000		19,216,000
Offering Cost			252,000		3,195,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instrument Other Than Options Equity Instruments Exercisable Number	3,047,500		3,047,500		3,047,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instrument Other Than Options Equity Instruments Exercisable Weighted Average Exercise Price					$ 7.25
Closing Price Of Common Stock Percentage					150.00%
Investment Warrants, Exercise Price					$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	3,145,650		3,145,650		3,140,250
Investment From Former Parent					1,679,000	570,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price								$ 6.6608
Warrants to Purchase of Common Stock			5,400					397,500	397,500
Initial Public Offering Price Per Unit					$ 7.25		$ 7.25	$ 7.25	$ 7.25
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.0625		$ 9.0625					$ 0.0092
Initial Public Offering Units							2,650,000	2,650,000	2,650,000
Common Stock, Shares, Issued							2,650,000		2,650,000
Proceeds from Issuance of Common Stock									16,021,000
Gross Proceeds From Issuance Of Common Stock And Warrants									19,216,000
Offering Cost									3,195,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instrument Other Than Options Equity Instruments Exercisable Number							3,047,500		3,047,500
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	179,000	0	447,000	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,701,000		1,701,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			RSUs for 341,000 shares of common stock vest ratably over three years on a quarterly basis and had an aggregate grant date value of $2,148,000. RSUs for 68,355 shares had an aggregate grant date value of $431,000 and vest in equal installments based on achievement of the following: (1) enrollment of the first patient in the first pivotal clinical trial for RUT58-60 on or prior to May 11, 2017; (2) enrollment of the first patient in the second pivotal clinical trial for RUT58-60 on or prior to May 11, 2018; and (3) completion of the clinical study report containing the results of the second pivotal clinical trial for RUT58-60 on or prior to May 11, 2019.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										409,355
Restricted Stock Units (RSUs) [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			431,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											332,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 6.37
Common Stock, Shares Authorized													998,355
Share-based Compensation Arrangement by Share-based Payment Award, Description					The annual increase in the number of shares shall be equal to the lowest of: (a) 232,500 shares of the Companys common stock; (b) 5% of the number of shares of the Companys common stock outstanding as of such date; and (c) an amount determined by the Companys board of directors or compensation committee.
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 9.0625
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number					92,750
Class of Warrant or Right, Date from which Warrants or Rights Exercisable					Mar. 21, 2015
Class Of Warrant Or Rights Expiring Date Warrants Or Rights Exercisable					Mar. 21, 2019
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			154,290					397,500
Share Price	$ 6.6608		$ 6.6608
Initial Public Offering Units					2,650,000
Investment From Former Parent					$ 0	$ 0